Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
Schedule of right-of-use assets
	Leasehold property	Fixtures and fittings	Subscription vehicles	Other motor vehicles	Total
	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2019	5,450	74	—	1,751	7,275
Additions	13,902	—	—	6,496	20,398
Acquisition of a subsidiary	30,367	—	—	—	30,367
Disposals	(1,387)	—	—	—	(1,387)
At December 31, 2020	48,332	74	—	8,247	56,653
Additions	13,271	—	2,942	9,048	25,261
Acquisition of subsidiaries	29,268	—	5,536	—	34,804
Disposals	(5,096)	—	(624)	(220)	(5,940)
Transfers	—	—	—	(791)	(791)
FX revaluation	—	—	(151)	—	(151)
	Leasehold property	Fixtures and fittings	Subscription vehicles	Other motor vehicles	Total
	£’000	£’000	£’000	£’000	£’000
At December 31, 2021	85,775	74	7,703	16,284	109,836

Accumulated depreciation
At December 31, 2019	(421)	(4)	—	(81)	(506)
Depreciation charge for the year	(4,561)	(14)	—	(995)	(5,570)
Disposals	143	—	—	—	143
At December 31, 2020	(4,839)	(18)	—	(1,076)	(5,933)
Depreciation charge for the year	(8,108)	(15)	(3,157)	(2,829)	(14,109)
Disposals	2,251	—	—	143	2,394
Transfers	—	—	—	66	66
At December 31, 2021	(10,696)	(33)	(3,157)	(3,696)	(17,582)

Net book value
At December 31, 2021	75,079	41	4,546	12,588	92,254
At December 31, 2020	43,493	56	—	7,171	50,720
At December 31, 2019	5,029	70	—	1,670	6,769

Schedule of lease liabilities
Lease liabilities
£’000
At December 31, 2019	5,868

Additions	19,850
Acquisition of a subsidiary	27,972
Interest	652
Payments	(6,294)

At December 31, 2020	48,048

Additions	26,228
Acquisition of subsidiaries	36,352
Interest	1,338
Payments	(18,597)
Terminations	(2,969)

At December 31, 2021	90,400

Schedule of amounts recognized in the statement of profit and loss
	Year ended December 31 2021	Year ended December 31 2020	Year ended December 31 2019
	£’000	£’000	£’000
Depreciation expense	14,109	5,570	506
Interest on lease liabilities	1,338	652	64
Total	15,447	6,222	570

Schedule of receivable under non-cancellable operating leases
	At December 31 2021	At December 31 2020	At December 31 2019
	£’000	£’000	£’000
Within one year	1,602	—	—
Within one year but not more than five years	469	—	—
Total	2,072	—	—